Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Assets:
Money Market Funds held in Trust Account		$ 300,000,000
Liabilities:
Warrant Liability	$ 13,870,243	3,608,275
Public Warrants [Member]
Liabilities:
Warrant Liability	26,900,000	19,522,653
Private Warrants [Member]
Liabilities:
Warrant Liability		12,212,768
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Money Market Funds held in Trust Account		300,000,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	26,900,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money Market Funds held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Funds held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability		19,522,653
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability		$ 12,212,768